Derivatives - Summary of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives [Line Items]
Current derivative financial assets		₩ 760,554	₩ 307,732
Non-current derivative financial assets		1,930,610	692,662
Current derivative financial liabilities		23,914	18,379
Non-current derivative financial liabilities		260,911	433,855
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		2,103,711	234,199	₩ 224,218
Net income effects of transaction gain (loss)		302,657	89,659	224,685
Other comprehensive income (loss)	[1]	20,306	(8,518)	(65,052)
Currency forward | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		12,153	18,019
Non-current derivative financial assets		0	0
Current derivative financial liabilities		132	4,755
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		12,021	510	(20,570)
Net income effects of transaction gain (loss)		78,237	34,216	(2,710)
Other comprehensive income (loss)	[1]	0	0	0
Currency swap
Derivatives [Line Items]
Current derivative financial assets		733,374	274,782
Non-current derivative financial assets		1,630,570	527,701
Current derivative financial liabilities		1,640	6,867
Non-current derivative financial liabilities		36,328	287,824
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		2,058,411	269,795	155,937
Net income effects of transaction gain (loss)		190,000	38,282	234,195
Other comprehensive income (loss)	[1]	18,622	(11,411)	(102,969)
Currency swap | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		372,445	196,013
Non-current derivative financial assets		1,159,600	347,689
Current derivative financial liabilities		1,640	6,867
Non-current derivative financial liabilities		31,433	264,260
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		1,403,564	181,342	(77,618)
Net income effects of transaction gain (loss)		163,231	(1,244)	104,572
Other comprehensive income (loss)	[1]	0	0	0
Currency swap | Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		360,929	78,769
Non-current derivative financial assets		470,970	180,012
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		4,895	23,564
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		654,847	88,453	233,555
Net income effects of transaction gain (loss)		26,769	39,526	129,623
Other comprehensive income (loss)	[1]	18,622	(11,411)	(102,969)
Interest rate swap
Derivatives [Line Items]
Current derivative financial assets		9,571	12,124
Non-current derivative financial assets		176,138	129,570
Current derivative financial liabilities		127	0
Non-current derivative financial liabilities		76,356	48,238
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		21,270	(16,377)	66,341
Net income effects of transaction gain (loss)		18,834	10,400	(6,800)
Other comprehensive income (loss)	[1]	1,684	2,893	37,917
Interest rate swap | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		9,571	12,124
Non-current derivative financial assets		176,138	129,570
Current derivative financial liabilities		127	0
Non-current derivative financial liabilities		76,356	48,238
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		21,270	(16,377)	66,341
Net income effects of transaction gain (loss)		18,834	10,400	(6,800)
Other comprehensive income (loss)	[1]	0	0	0
Interest rate swap | Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		0	0
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		0	0	0
Net income effects of transaction gain (loss)		0	0	0
Other comprehensive income (loss)	[1]	1,684	2,893	37,917
Others | Not Designated as Hedging Instrument
Derivatives [Line Items]
Current derivative financial assets	[2],[3]	5,456	2,807
Non-current derivative financial assets	[2],[3]	123,902	35,391
Current derivative financial liabilities	[2],[4]	22,015	6,757
Non-current derivative financial liabilities	[2],[4]	148,227	97,793
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		12,009	(19,729)	22,510
Net income effects of transaction gain (loss)		15,586	6,761	0
Other comprehensive income (loss)	[1]	₩ 0	₩ 0	₩ 0

[1]	Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦(24,415) million, ￦(3,654) million and ￦11,870 million, net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, respectively.
[2]	The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives. In addition, the fair value of the derivatives regarding the power sales agreement of its subsidiary, Elara Energy Project, LLC, were recorded as other derivatives.
[3]	The Company recorded the fair value of derivatives regarding the power supply agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivatives.
[4]	In relation to the agreement to purchase hybrid bonds issued by Samcheok Eco Materials Co., Ltd., an associate of the Company, the performance obligation as of December 31, 2024 which amounts to ￦26,422 million (￦18,752 million as of December 31, 2023) to the underwriter of the bonds was recorded as other derivative liabilities.